SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GuideStone Capital Management
Address:   2401 Cedar Springs Rd
           Dallas, TX 75201

Form 13F File Number: 28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rodric E. Cummins
Title:          Senior Vice President
Phone:          214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins                Dallas, TX                  10/26/2005
-----------------------------  -----------------------          ------------
      [Signature]               [City, State]                      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number    Name

    28-03570                AXA (on behalf of Alliance Capital Management, L.P.)
    28-05508                Aronson + Johnson + Ortiz, LP
    28-1006                 Barrow, Hanley, Mewhinney & Strauss, Inc.
    28-5703                 BlackRock Advisors, Inc.
    28-5703                 BlackRock Institutional
    28-00096                Capital Guardian Trust Company
    28-3706                 Equinox Capital Management
    28-10956                Genesis Investment Management LTD
    28-10956                Genesis, International
    28-10312                Goldman Sachs Asset Management
    28-398                  Loomis, Sayles & Company, L.P.
    28-413                  Lord, Abbett & Co LLC
    28-06419                Lotsoff Capital Management
    28-06748                Marsico Capital Management, LLC
    28-290                  Northern Trust Investments, Inc.
    28-03591                Numeric Investors LP
    28-07376                Oechsle International Advisors, LLC
    28-2701                 Allianz Global Investors of America L.P. (on behalf
                            of PIMCO)
    28-04643                Payden & Rygel
    28-10372                Philadelphia International Advisors, LP
    28-00969                Provident Investment Counsel
    28-04357                RCM Capital Management LLC
    28-05734                Sands Capital Management, Inc.
    28-2293                 TimesSquare Capital Management, Inc.
    28-06683                TCW Investment Management Company
    28-05591                Walter Scott & Partners Limited
    28-10245                Western Asset Management Co.
    28-10245                Western Asset Limited